Summary of Significant Accounting Policies (Details) - Schedule of reconciliation of the beginning and ending balances for convertible loans	6 Months Ended
Jun. 30, 2022 USD ($)
Schedule Of Reconciliation Of The Beginning And Ending Balances For Convertible Loans Abstract
Opening balance	$ 1,645,000
New convertible loans issued	3,000,000
Accrued interest	110,669
Loss on change in fair value of convertible loan	204,331
Conversion of convertible loans	(1,681,000)
Total	$ 3,279,000